SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 70,707,697	$ 48,350,688	$ 180,215,777	$ 89,678,991	$ 138,613,639	$ 51,879,903
Concentration Risk, Percentage	50.61%	80.66%	54.42%	81.01%
Concentration Risk For Accounts Receivable Percentage	53.01%		53.01%		61.81%
Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					64.75%	71.78%
Accounts Receivable [Member]
Concentration Risk, Percentage					61.81%	49.66%
Customer A [Member] | Fishery Development Division [Member]
Revenue			31,015,135		44,966,265
Concentration Risk, Percentage			17.21%
Customer A [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	17.99%	30.37%	17.21%	29.16%	32.44%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					18.18%	15.31%
Concentration Risk For Accounts Receivable Percentage	14.44%		14.44%		11.14%
Customer B [Member] | Fishery Development and Corporate and Others Division [Member]
Revenue			$ 30,202,616		$ 17,206,190
Concentration Risk, Percentage			16.76%
Customer B [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	13.95%	19.85%	16.76%	23.64%	10.27%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					14.32%	0.00%
Concentration Risk For Accounts Receivable Percentage	11.38%		11.38%		14.32%
Customer C [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	13.12%	13.17%	8.41%	11.16%	9.69%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					11.14%	0.00%
Concentration Risk For Accounts Receivable Percentage	10.50%		10.50%		9.94%
Customer D [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	11.38%	11.04%	8.24%	8.26%	6.34%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					9.94%	0.00%
Concentration Risk For Accounts Receivable Percentage	9.96%		9.96%		18.18%
Customer E [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	7.29%	6.23%	3.80%	8.79%	6.01%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					8.23%	0.00%
Concentration Risk For Accounts Receivable Percentage	6.73%		6.73%		8.23%
Customer F [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage						29.03%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						9.14%
Customer G [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	13.96%
Customer G [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.60%
Customer H [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	13.87%
Customer H [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.39%
Customer I [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	8.24%
Customer I [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.22%
Customer J [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	6.68%